Indebtedness (Carrying Amount Of The Convertible Senior Subordinated Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
1 3/4% Convertible Senior Subordinated Notes Due December 31, 2033 [Member]
Carrying amount of the equity component	$ 0	$ 16.1
Principal amount of the liability component	0	161.0
Less: unamortized discount	0	0
Long-term Debt, Gross	0	161.0
1 1/4% Convertible Senior Subordinated Notes Due December 15, 2036 [Member]
Carrying amount of the equity component	54.3	54.3
Principal amount of the liability component	201.3	201.3
Less: unamortized discount	17.9	26.1
Long-term Debt, Gross	$ 183.4	$ 175.2